Comparative Figures	12 Months Ended
Dec. 31, 2018
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Comparative Figures
NOTE 33	COMPARATIVE FIGURES

As described in Note 1, the comparative figures are PotashCorp only. To conform with Nutrien’s new method of presentation, comparative figures were reclassified and additional 2017 information was provided, with no impact to net earnings, total assets and liabilities, and cash provided by operating activities.

The following additional information is retrospectively included in the 2017 comparatives to conform with current year presentation:

•	Note 4 Segment Information, the first table on page 106 contains an analysis by segment of selling expenses, general and administrative expenses, other operating expenses and EBITDA.

•	Note 25 Capital Management includes a line item for EBITDA and adjusted EBITDA was revised to conform with Nutrien’s definition.

Refer to Notes 4, 5, 6, 7, 12 and 25 for further information specific to this additional information and the reclassifications within the tables.

Consolidated Statement of Earnings

	For the Year Ended December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Cost of goods sold	$(3,335)	$19	$(3,316)
Selling and administrative expenses	(214)	214	–
Selling expenses	–	(29)	(29)
General and administrative expenses	–	(185)	(185)
Provincial mining and other taxes	(151)	5	(146)
Merger and related costs	(84)	84	–
Other expenses	(17)	(108)	(125)

	$(3,801)	$–	$(3,801)

Consolidated Statement of Comprehensive Income

	For the Year Ended December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Other	$3	$17	$20
Cash flow hedges
Net fair value loss during the period	(17)	17	–
Reclassification of net gain to earnings	34	(34)	–

	$20	$–	$20

Consolidated Statement of Cash Flows

	For the Year Ended December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Pension and other post-retirement benefits	$64	$(64)	$–
Net undistributed earnings of equity-accounted investees	(1)	1	–
Asset retirement obligations and accrued environmental costs	7	(7)	–
Other long-term liabilities and miscellaneous	21	70	91

	$91	$–	$91

Consolidated Statements of Shareholders’ Equity

	As at December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Other	$(5)	$(41)	$(46)
Net loss on derivatives designated as cash flow hedges	(43)	43	–
Loss on currency translation of foreign operations	–	(2)	(2)

	$(48)	$–	$(48)

	As at December 31, 2016
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Other	$(8)	$(58)	$(66)
Net loss on derivatives designated as cash flow hedges	(60)	60	–
Loss on currency translation of foreign operations	–	(2)	(2)

	$(68)	$–	$(68)

Consolidated Balance Sheet

	As at December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Intangible assets	$166	$(166)	$–
Goodwill	–	97	97
Other intangible assets	–	69	69

	$166	$–	$166

Investments in equity-accounted investees	$30	$(30)	$–
Available-for-sale investments	262	(262)	–
Investments	–	292	292

	$292	$–	$292

Short-term debt and current portion of long-term debt	$730	$(730)	$–
Short-term debt	–	730	730

	$730	$–	$730

Payables and accrued charges	$807	$29	$836
Current portion of derivative instrument liabilities	29	(29)	–

	$836	$–	$836

Other non-current liabilities	$51	$35	$86
Derivative instrument liabilities	35	(35)	–

	$86	$–	$86